Unaudited Information	3 Months Ended
Sep. 30, 2014
Unaudited Information
Unaudited Information

NOTE 1 – UNAUDITED INFORMATION

The balance sheet of Chalet Lifestyles, Inc. (the “Company”) as of September 30, 2014 (unaudited) and May 31, 2014 (audited), and the statements of operations for the three-month period ended September 30, 2014 and for the period from April 17, 2014 (inception) through September 30, 2014, have not been audited. However, in the opinion of management, such information includes all adjustments (consisting only of normal recurring adjustments), which are necessary to properly reflect the financial position of the Company as of September 30, 2014, and the results of operations for the three-months ended September 30, 2014 and for the period from April 17, 2014 (inception) through September 30, 2014.

Certain information and notes normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted, although management believes that the disclosures are adequate to make the information presented not misleading. Interim period results are not necessarily indicative of the results to be achieved for an entire year. These financial statements should be read in conjunction with the audited financial statements and notes to financial statements as of May 31, 2014.